Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax (Textual)
Effective tax rate	0.00%
Operating loss carryforwards, federal	$ 21.6
Operating loss carryforwards, state	21.0
Valuation allowance	$ 4.8
Expire period of net operating loss carry-forwards		Expire through 2032